Leases-Lessor (Future Minimum Lease Income Under Noncancelable Operating Leases) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Leases-Lessor [Abstract]
2014	¥ 1,158
2015	198
2016	32
2017	8
2018
Thereafter
Total minimum lease income	¥ 1,396